Segmented Information (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Corporate Segment [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	1
Exploration and Development [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	3
Operating segments [member]
Disclosure of operating segments [line items]
Number of reportable operating segments	4	4